GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
GOODWILL AND OTHER INTANGIBLE ASSETS
Schedule of Goodwill
Total
Balance at December 31, 2022	$1,484,966
2023 Acquisitions	-
Balance at June 30, 2023	$1,484,966

Total
Balance at December 31, 2021	$1,484,966
2022 activity	-
Balance at December 31, 2022	$1,484,966

Schedule of carrying amounts and accumulated amortization
	Gross Carrying Amount	Impairment	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Capitalized software	$3,014,490	$-	$(2,483,429)	$531,061
Customer relationships	3,713,434	-	(1,363,054)	2,350,380
Acquired technology	1,527,186	-	(1,447,758)	79,428
Total definite-lived intangible assets at December 31, 2022	8,255,110	-	(5,294,241)	2,960,869

Capitalized software	3,374,247	-	(2,651,850)	722,397
Customer relationships	3,713,434	-	(1,722,800)	1,990,634
Acquired technology	1,527,186	-	(1,489,522)	37,664
Total definite-lived intangible assets at June 30, 2023	$8,614,867		(5,864,172)	2,750,695

	Gross Carrying Amount	Impairment	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Capitalized software	2,724,678	-	(2,131,897)	592,781
Customer relationships	3,713,443	-	(643,560)	3,069,874
Acquired technology	1,527,186	-	(1,249,220)	277,966
Total definite-lived intangible assets at December 31, 2021	$7,965,297	$-	$(4,024,677)	$3,940,621
Capitalized software	3,014,490	-	(2,483,429)	531,061
Customer relationships	3,713,443	-	(1,363,054)	2,350,380
Acquired technology	1,527,186	-	(1,447,758)	79,428
Total definite-lived intangible assets at December 31, 2022	$8,255,110	$-	$(5,294,241)	$2,960,869

Schedule of weighted-average amortization period
Asset Class	Weighted-Average Amortization period
Capitalized software	3.2 years
Customer relationships	4.0 years
Acquired technology	5.0 years
All Intangible assets	5.9 years

Schedule of Amortization of Intangible Assets
Estimated
2023	1,025,042
2024	838,140
2025	838,140
2026	259,547
2027	-
2028	-
2029	-